UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment           [  ] Amendment Number: ____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Kimelman & Baird, LLC
Address:     100 Park Avenue Suite 2120
             New York, NY 10017

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Pat Kimelman
-----------------------------
Title:         Office Manager
-----------------------------
Phone:           212-686-0021
-----------------------------

Signature, Place, and Date of Signing:

      /s/ Pat Kimelman                   New York, NY                11/13/2012
      ------------------                 -------------               ----------
        [Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


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Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 97

Form 13F Information Table Value Total:           $431,354
                                                 ---------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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Column 1                   Column 2              Column 3  Column 4   Column 5      Column 6    Column 7           Column 8
--------                  ---------              --------  --------   --------     ----------   --------
                                                            Value   SHRS OR  SH/   Investment    Other         Voting Authority
Name of Issuer          Title of Class           CUSIP     (x1000)  PRN AMT  PRN   Discretion   Managers    Sole      Shared    None
--------------          --------------          ---------  -------  -------  ---   ---------    --------    ----      ------    ----
3M Co                           COM            88579y101     1844      19950    SH     Sole                                   19950
Abbott Laboratories             COM            002824100     1954      28500    SH     Sole                                   28500
Advanced Resources Group Inc    COM            00766u107        0      15000    SH     Sole                                   15000
American Express Co             COM            025816109      422       7425    SH     Sole                                    7425
Amgen Inc                       COM            031162100      266       3150    SH     Sole                                    3150
Anadarko Petroleum Corp         COM            032511107      843      12058    SH     Sole                                   12058
Apple Inc                       COM            037833100     2118       3175    SH     Sole                                    3175
AT&T Inc                        COM            00206r102     2998      79520    SH     Sole                                   79520
Avantair Inc                    COM            05350t101       24      60000    SH     Sole                                   60000
Bank of America Corporation     COM            060505104     1200     135950    SH     Sole                                  135950
Berkshire Hathaway Inc Cl B     COM            084670702      295       3344    SH     Sole                                    3344
BGC Partners Inc Cl A           COM            05541t101     7200    1469481    SH     Sole                                 1469481
Bristol Myers Squibb Co         COM            110122108     2119      62775    SH     Sole                                   62775
Camden Natl Corp                COM            133034108      943      25470    SH     Sole                                   25470
Canadian Pacific Railway Ltd    COM            13645t100     1674      20200    SH     Sole                                   20200
Cantel Medical Corp             COM            138098108     9817     362527    SH     Sole                                  362527
CDN Imperial Bank Of Commerce   COM            136069101      250       3200    SH     Sole                                    3200
Cenovus Energy Inc              COM            15135u109      298       8550    SH     Sole                                    8550
Chevron Corp                    COM            166764100    10441      89580    SH     Sole                                   89580
Cisco Systems Inc               COM            17275r102     2444     127975    SH     Sole                                  127975
Colgate Palmolive Co            COM            194162103     1259      11738    SH     Sole                                   11738
ConocoPhillips                  COM            20825c104      604      10561    SH     Sole                                   10561
Copart Inc                      COM            217204106    23343     841930    SH     Sole                                  841930
Costco Wholesale Corp           COM            22160k105      204       2035    SH     Sole                                    2035
Disney Walt Co Disney           COM            254687106     4920      94105    SH     Sole                                   94105
Dominion Resources Inc VA       COM            25746u109      281       5300    SH     Sole                                    5300
Dover Corp                      COM            260003108     9385     157755    SH     Sole                                  157755
Dow Chemical Co                 COM            260543103     2268      78343    SH     Sole                                   78343
Du Pont E I de Nemours & Co     COM            263534109     4898      97434    SH     Sole                                   97434
Duke Energy Corp                COM            26441c204      337       5196    SH     Sole                                    5196
Emerson Electric Co             COM            291011104     6451     133635    SH     Sole                                  133635
Essex Rent Corp                 COM            297187106     3154    1027300    SH     Sole                                 1027300
Express Scripts Holding Co      COM            30219g108      727      11614    SH     Sole                                   11614
Exxon Mobil Corp                COM            30231g102    38900     425368    SH     Sole                                  425368
Freeport-McMoran Copper & Gold  COM            35671d857      356       9000    SH     Sole                                    9000
General Electric Co             COM            369604103    20346     895908    SH     Sole                                  895908
General Mills Inc               COM            370334104      290       7286    SH     Sole                                    7286
Genomic Health Inc              COM            37244c101      916      26400    SH     Sole                                   26400
Google Inc Cl A                 COM            38259p508    10715      14202    SH     Sole                                   14202
Heinz H J Co                    COM            423074103     2644      47248    SH     Sole                                   47248
Home Depot Inc                  COM            437076102     9445     156450    SH     Sole                                  156450
Honeywell Intl Inc              COM            438516106     2158      36110    SH     Sole                                   36110
Intel Corp                      COM            458140100      273      12048    SH     Sole                                   12048
International Business Machine  COM            459200101      352       1699    SH     Sole                                    1699
International Paper Co          COM            460146103     1079      29700    SH     Sole                                   29700
iRobot Corp                     COM            462726100     1596      70103    SH     Sole                                   70103
Johnson & Johnson               COM            478160104     1547      22450    SH     Sole                                   22450
JPMorgan Chase & Co             COM            46625h100    13641     336970    SH     Sole                                  336970
Keryx Biopharmaceuticals Inc    COM            492515101       28      10000    SH     Sole                                   10000
Kimberly Clark Corp             COM            494368103     1501      17500    SH     Sole                                   17500
M & T Bank Corp                 COM            55261f104     2752      28924    SH     Sole                                   28924
McDonalds Corp                  COM            580135101     8473      92350    SH     Sole                                   92350
Mead Johnson Nutrition Co Cl A  COM            582839106     1215      16583    SH     Sole                                   16583
Merck & Co Inc                  COM            58933y105     8611     190961    SH     Sole                                  190961
Molex Inc                       COM            608554101     9945     378423    SH     Sole                                  378423
Monster Worldwide Inc           COM            611742107      152      20800    SH     Sole                                   20800
Nextera Energy Inc              COM            65339f101     1575      22400    SH     Sole                                   22400
Norfolk Southern Corp           COM            655844108     3700      58148    SH     Sole                                   58148
Nucor Corp                      COM            670346105    23594     616665    SH     Sole                                  616665
Occidental Petroleum Corp       COM            674599105     8567      99550    SH     Sole                                   99550
Oracle Corp                     COM            68389x105     5607     178235    SH     Sole                                  178235
PepsiCo Inc                     COM            713448108     3033      42860    SH     Sole                                   42860
Pfizer Inc                      COM            717081103      686      27618    SH     Sole                                   27618
Phillips 66                     COM            718546104      228       4920    SH     Sole                                    4920
Praxair Inc                     COM            74005p104      324       3120    SH     Sole                                    3120
Presstek Inc                    COM            741113104      354     718700    SH     Sole                                  718700
Procter & Gamble Co             COM            742718109     9833     141769    SH     Sole                                  141769
QEP Resources Inc               COM            74733v100     4766     150550    SH     Sole                                  150550
Qualcomm Inc                    COM            747525103    10867     173960    SH     Sole                                  173960
Questar Corp                    COM            748356102     6094     299750    SH     Sole                                  299750
Rand Logistics Inc              COM            752182105     8379    1112716    SH     Sole                                 1112716
Scotts Miracle-Gro Co Cl A      COM            810186106      696      16000    SH     Sole                                   16000
Sirius XM Radio Inc             COM            82967n108       39      15120    SH     Sole                                   15120
Southern Co                     COM            842587107      207       4500    SH     Sole                                    4500
Southwestern Energy Co          COM            845467109    11654     335088    SH     Sole                                  335088
St Joe Co                       COM            790148100     1660      85122    SH     Sole                                   85122
Teleflex Inc                    COM            879369106    15116     219575    SH     Sole                                  219575
Tesco Corp                      COM            88157k101     3749     351050    SH     Sole                                  351050
Texas Instruments Inc           COM            882508104      226       8200    SH     Sole                                    8200
Time Warner Cable Inc           COM            88732j207     1248   13126.42    SH     Sole                                13126.42
Time Warner Inc                 COM            887317303     1884   41549.67    SH     Sole                                41549.67
Timken Co                       COM            887389104     3328      89550    SH     Sole                                   89550
Union Pacific Corp              COM            907818108     9099      76656    SH     Sole                                   76656
United Parcel Service Inc Cl B  COM            911312106      548       7650    SH     Sole                                    7650
Verizon Communications Inc      COM            92343v104      353       7744    SH     Sole                                    7744
Wal Mart Stores Inc             COM            931142103      494       6700    SH     Sole                                    6700
Waste Management Inc            COM            94106l109    11211     349475    SH     Sole                                  349475
Ericsson ADR B                  ADR            294821608      104      11400    SH     Sole                                   11400
Novartis AG Sp ADR              ADR            66987v109      888      14500    SH     Sole                                   14500
Royal Dutch Shell PLC Sp ADR A  ADR            780259206    14233     205059    SH     Sole                                  205059
AllianceBernstein Holding LP    UNIT LTD PARTN 01881g106      185      12000    SH     Sole                                   12000
Kinder Morgan Energy Partners   UNIT LTD PARTN 494550106      536       6500    SH     Sole                                    6500
BioMed Realty Trust Inc         COM            09063h107      706      37700    SH     Sole                                   37700
Digital Realty Trust Inc        COM            253868103    10846     155275    SH     Sole                                  155275
iStar Financial Inc             COM            45031u101      846     102230    SH     Sole                                  102230
Kimco Realty Corp               COM            49446r109    11120     548600    SH     Sole                                  548600
Weingarten Realty Investors     SH BEN INT     948741103      855      30416    SH     Sole                                   30416


TOTAL                                                      431354

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